PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)
As at December 31, 2017		$22,399	$3,803	$575	$319	$27,096
Additions		212	36	47	6	301
Acquisitions through business combinations	3	—	125	86	—	211
Transfer to assets held for sale	5	—	(58)	(691)	—	(749)
Items recognized through OCI:
Change in fair value		3,775	466	313	4	4,558
Foreign exchange		(1,138)	(256)	(77)	(41)	(1,512)
Items recognized through net income:
Change in fair value		(33)	(20)	—	(8)	(61)
Depreciation		(536)	(236)	(25)	(22)	(819)
As at December 31, 2018		24,679	3,860	228	258	29,025
IFRS 16 adoption (3)		79	62	—	4	145
Additions		172	42	—	4	218
Disposals	4	—	(440)	—	—	(440)
Acquisitions through business combinations	3	—	550	—	—	550
Items recognized through OCI:
Change in fair value		1,521	460	(7)	(3)	1,971
Foreign exchange		108	(29)	(10)	(8)	61
Items recognized through net income:
Change in fair value		(15)	(1)	(1)	(1)	(18)
Depreciation		(520)	(246)	(13)	(19)	(798)
As at December 31, 2019(4)		$26,024	$4,258	$197	$235	$30,714

(1)	Includes biomass and cogeneration.

(2)	Includes intangible assets of $10 million (2018: $11 million) and assets under construction of $334 million (2018: $388 million).

(3)
On January 1, 2019 Brookfield Renewable adopted IFRS 16. See Note 1 - Basis of preparation and significant accounting policies for additional details regarding the impact of the new accounting standard adoption.

(4)	Includes right-of-use assets not subject to revaluation of $71 million in our hydroelectric segment, $51 million in our wind segment and $3 million in our other segment.
The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(h) – Property, plant and equipment and revaluation method and 1(q)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(r)(iii) - Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Brookfield Renewable has a purchase option that can be exercised in November 2020, subject to consent from its third-party investment partners, to acquire the 192 MW hydroelectric facility in Louisiana that it currently operates under a lease arrangement, for total consideration of $560 million.
Discount rates, terminal capitalization rates and exit dates used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2019	2018	2019	2018	2019	2018	2019	2018
Discount rate(1)
Contracted	4.6% - 5.1%	4.8% - 5.3%	9.0%	9.6%	8.2%	9.0%	3.5%	4.0% - 4.3%
Uncontracted	6.2% - 6.7%	6.4% - 6.9%	10.3%	10.9%	9.5%	10.3%	5.3%	5.8% - 6.1%
Terminal capitalization rate(2)	6.2% - 6.7%	6.1% - 6.8%	9.8%	10.4%	N/A	N/A	N/A	N/A
Exit date	2039	2038	2039	2038	2047	2047	2034	2033

(1)	Discount rates are not adjusted for asset specific risks.

(2)	The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2019
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(870)	$(190)	$(90)	$(10)	$(1,160)
25 bps decrease in discount rates	940	250	70	10	1,270
5% increase in future energy prices	820	400	80	10	1,310
5% decrease in future energy prices	(820)	(400)	(80)	(10)	(1,310)
25 bps increase in terminal capitalization rate(1)	(210)	(40)	—	—	(250)
25 bps decrease in terminal capitalization rate(1)	220	40	—	—	260

	2018
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(770)	$(180)	$(80)	$(20)	$(1,050)
25 bps decrease in discount rates	840	190	80	20	1,130
5% increase in future energy prices	800	440	100	20	1,360
5% decrease in future energy prices	(800)	(440)	(100)	(20)	(1,360)
25 bps increase in terminal capitalization rate(1)	(210)	(30)	—	—	(240)
25 bps decrease in terminal capitalization rate(1)	230	30	—	—	260

(1)	The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2019, including a one-time 30-year renewal for applicable hydroelectric assets, is 32 years (2018: 33 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2019:

	North America	Colombia	Brazil	Europe
1 - 10 years	54%	25%	68%	71%
11 - 20 years	30%	0%	33%	13%

The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$87	COP	217,000	R$	295	€82
11 - 20 years	77		272,000	407		102

(1)	Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$66	COP	257,000	R$	273	€75
11 - 20 years	132		358,000	411		84

(1)	Assumes nominal prices based on weighted-average generation.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2023 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $200 million (2018: $150 million).
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2019	2018
Hydroelectric	$11,816	$11,888
Wind	2,705	2,753
Solar	138	260
Other(1)	234	246
	$14,893	$15,147

(1)	Includes biomass and cogeneration.